Goodwill and Intangible Assets - Estimated future amortization expense related to the intangible assets (Details) - USD ($) $ in Thousands	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Years ending December 31:
2022		$ 42,916
2023		41,539
2024		39,520
2025		38,685
2026		37,885
Thereafter		163,629
Net carrying amount	$ 343,052	$ 364,174	$ 345,816